INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1%
	APPAREL & TEXTILE PRODUCTS - 0.9%
913	Hermes International SCA	$ 2,211,534
395,791	PRADA SpA	2,251,294
		4,462,828
	ASSET MANAGEMENT - 1.8%
52,034	3i Group PLC	2,329,671
47,789	Brookfield Corporation	2,095,849
28,647	Julius Baer Group Ltd.	2,444,449
1,802	Partners Group Holding A.G.	2,009,723
		8,879,692
	AUTOMOTIVE - 3.5%
27,157	Continental A.G.	2,347,464
163,482	Denso Corporation	2,355,422
5,816	Ferrari N.V.	2,209,615
997,974	Geely Automobile Holdings Ltd.	2,060,145
54,445	Mahindra & Mahindra Ltd.	2,063,466
11,127	Samsung SDI Company Ltd.(a)	3,599,446
19,892	Toyota Industries Corporation	2,576,859
		17,212,417
	BANKING - 8.1%
7,335,173	Bank Mandiri Persero Tbk P.T.	2,306,177
39,946	Bank Polska Kasa Opieki S.A.	2,528,836
10,329,377	Bank Rakyat Indonesia Persero Tbk P.T.	2,407,192
21,118	Commonwealth Bank of Australia	2,624,644
45,951	Danske Bank A/S	2,398,720
2,380,905	First Financial Holding Company Ltd.	2,268,829
239,261	Grupo Financiero Banorte SAB de CV	2,720,698
328,475	Intesa Sanpaolo SpA	2,265,813
149,212	KakaoBank Corporation	2,812,195
17,821	KBC Group N.V.	2,418,549
78,570	National Australia Bank Ltd.	2,741,283
21,507	OTP Bank Nyrt	2,651,281
95,925	Powszechna Kasa Oszczednosci Bank Polski S.A.	2,482,221
511,050	SCB X PCL	2,441,714
126,923	Standard Bank Group Ltd.	2,561,401

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BANKING - 8.1% (Continued)
85,801	United Overseas Bank Ltd.	$ 2,507,817
		40,137,370
	BIOTECH & PHARMA - 2.9%
17,443	Celltrion, Inc.	2,887,893
42,231	Chugai Pharmaceutical Company Ltd.	2,827,298
19,775	CSL Ltd.	2,065,608
6,971	Genmab A/S(a)	2,037,763
396,035	H Lundbeck A/S	2,179,475
7,989	UCB S.A.	2,382,817
		14,380,854
	CHEMICALS - 5.8%
31,950	Akzo Nobel N.V.	2,251,873
5,322,027	Chandra Asri Pacific Tbk P.T.	2,125,258
240,593	Clariant A.G.	2,636,640
57,396	Croda International plc	2,393,369
3,164	EMS-Chemie Holding A.G.	2,629,876
144,371	Evonik Industries A.G.	2,524,231
553	Givaudan S.A.	2,224,142
35,845	Nutrien Ltd.	2,695,996
69,530	Solvay S.A.	2,278,486
27,632	Syensqo S.A.	1,580,045
26,949	Symrise A.G.	2,471,573
54,657	Yara International ASA	2,763,174
		28,574,663
	COMMERCIAL SUPPORT SERVICES - 2.0%
148,495	ALS Ltd.	2,707,788
69,904	Bureau Veritas SA	2,431,228
35,711	Intertek Group plc	2,272,667
19,537	SGS S.A.	2,465,060
		9,876,743
	CONSTRUCTION MATERIALS - 1.9%
22,586	Holcim A.G.	2,082,385
383,987	Siam Cement PCL (The)	2,779,739
10,767	Sika A.G.	2,233,846

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	CONSTRUCTION MATERIALS - 1.9% (Continued)
67,784	Wienerberger A.G.	$ 2,227,681
		9,323,651
	CONTAINERS & PACKAGING - 0.5%
63,131	Huhtamaki OYJ	2,361,349

	DIVERSIFIED INDUSTRIALS - 0.5%
43,742	Alfa Laval A.B.	2,593,039

	ELECTRIC UTILITIES - 8.0%
252,143	CLP Holdings Ltd.	2,391,426
116,840	E.ON S.E.	2,718,301
478,421	EDP - Energias de Portugal S.A.	2,554,143
155,199	EDP Renovaveis S.A.	2,451,186
59,013	Endesa S.A.	2,411,726
23,459,994	Enel Americas S.A.	2,110,183
217,036	Enel SpA	2,615,516
7,173,031	First Gen Corporation	2,280,350
43,742	Fortis, Inc.	2,516,448
105,173	Fortum OYJ	2,463,030
103,868	Iberdrola S.A.	2,461,938
41,423	RWE A.G.	2,670,777
75,422	SSE PLC	2,733,360
210,359	Terna - Rete Elettrica Nazionale	2,536,543
797,092	Vector Ltd.	2,290,659
30,954	Verbund A.G.	2,206,557
		39,412,143
	ELECTRICAL EQUIPMENT - 2.9%
29,640	ABB Ltd.	2,768,992
409,135	Delta Electronics Thailand PCL	3,672,618
31,329	Kone OYJ, Class B	2,371,063
8,049	Schneider Electric S.E.	2,632,886
5,714	Trane Technologies PLC	2,641,696
		14,087,255

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	ENGINEERING & CONSTRUCTION - 1.8%
136,697	AFRY A.B.	$ 2,046,308
34,477	Ferrovial S.E.	2,574,260
270,528	Worley Ltd.	2,183,479
12,312	WSP Global, Inc.	2,085,729
		8,889,776
	ENTERTAINMENT CONTENT - 0.5%
396,514	Bollore S.E.	2,323,115

	FOOD - 2.7%
104,585	Ajinomoto Company, Inc.	3,327,111
684,508	Grupo Bimbo S.A.B. de C.V.	2,488,181
957,581	Premier Foods PLC	2,547,595
435,986	Tate & Lyle plc	2,212,894
918,197	Wilmar International Ltd.	2,555,246
		13,131,027
	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
231,497	Suzano S.A.	2,623,217
76,181	UPM-Kymmene OYJ	2,429,795
		5,053,012
	GAS & WATER UTILITIES - 2.0%
478,450	Hera SpA	2,503,392
2,490,507	Hong Kong & China Gas Company Ltd.	2,422,582
73,729	Naturgy Energy Group S.A.	2,295,805
342,990	Snam SpA	2,672,071
		9,893,850
	HEALTH CARE FACILITIES & SERVICES - 0.8%
40,071	Fresenius S.E. & Company KGaA	2,411,176
12,372	ICON plc(a)	1,337,908
		3,749,084
	HOME & OFFICE PRODUCTS - 0.5%
38,726	SEB S.A.	2,387,470

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HOME CONSTRUCTION - 0.5%
2,828	Geberit A.G.	$ 2,383,704

	HOUSEHOLD PRODUCTS - 1.0%
20,047	Beiersdorf A.G.	2,551,199
12,606	LG H&H Company Ltd.	2,336,470
		4,887,669
	INDUSTRIAL REIT - 0.5%
111,280	Goodman Group	2,292,130

	INDUSTRIAL SUPPORT SERVICES - 0.5%
32,217	Ashtead Group PLC	2,312,566

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
890,465	B3 S.A. - Brasil Bolsa Balcao	3,112,736
8,520	Deutsche Boerse A.G.	2,340,759
43,267	Hong Kong Exchanges & Clearing Ltd.	2,317,272
18,661	London Stock Exchange Group plc	2,228,314
		9,999,081
	INSURANCE - 5.6%
220,564	AIA Group Ltd.	2,447,149
31,842	ASR Nederland N.V.	2,312,770
352,881	BB Seguridade Participacoes S.A.	2,396,182
280,612	Dai-ichi Life Insurance Co. Ltd.	2,894,798
1,194	Fairfax Financial Holdings Ltd.	2,055,142
10,693	Intact Financial Corporation	2,064,517
642,456	Legal & General Group plc	2,349,097
42,094	Power Corp of Canada	2,114,575
146,877	Prudential PLC	2,251,713
186,045	Sampo OYJ, A Shares	2,064,772
1,940	Swiss Life Holding A.G.	2,224,194
88,060	Tryg A/S	2,180,768
		27,355,677
	INTERNET MEDIA & SERVICES - 1.2%
33,961	Naspers Ltd.	1,888,196

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INTERNET MEDIA & SERVICES - 1.2% (Continued)
36,267	Prosus N.V.	$ 1,865,442
19,049	REA Group Ltd.	2,255,917
		6,009,555
	MACHINERY - 5.1%
28,552	ANDRITZ A.G.	2,482,562
57,120	FANUC Corporation	2,601,701
32,787	GEA Group AG	2,554,277
28,418	KION Group A.G.	1,948,509
14,453	Krones A.G.	2,272,431
123,487	Metso Outotec OYJ	2,584,629
67,184	Sandvik A.B.	2,973,244
6,235	SMC Corporation	3,011,198
166,953	TOMRA Systems ASA	2,064,857
255,038	WEG S.A.	2,472,571
		24,965,979
	MEDICAL EQUIPMENT & DEVICES - 1.7%
25,731	Coloplast A/S - Series B	1,985,709
7,126	EssilorLuxottica S.A.	1,897,122
8,591	Sonova Holding A.G.	2,256,202
19,178	Straumann Holding A.G.	2,310,001
		8,449,034
	METALS & MINING - 5.1%
12,973	Agnico Eagle Mines Ltd.	3,258,752
49,171	Antofagasta plc	2,828,403
72,857	BHP Group Ltd.	3,028,881
150,952	Fortescue Ltd.	2,271,264
10,642	Franco-Nevada Corporation	2,974,455
23,134	Rio Tinto Ltd.	2,755,169
1,268,588	United Tractors Tbk P.T.	2,162,452
25,828	Valterra Platinum Limited	3,024,221
18,814	Wheaton Precious Metals Corporation	3,065,826
		25,369,423
	OIL & GAS PRODUCERS - 8.4%
89,375	Aker BP ASA	2,690,135

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	OIL & GAS PRODUCERS - 8.4% (Continued)
65,836	Canadian Natural Resources Ltd.	$ 2,880,084
134,612	Cenovus Energy, Inc.	2,999,163
8,444	Delek Group Ltd.	2,582,858
320,065	ENEOS Holdings, Inc.	3,049,702
117,989	Eni SpA	2,741,686
95,334	Equinor ASA	2,823,377
112,283	Inpex Corporation	2,732,209
255,815	MOL Hungarian Oil & Gas plc	2,830,266
40,398	OMV A.G.	2,617,107
83,522	ORLEN S.A.	2,680,203
550,081	Santos Ltd.	2,646,653
34,079	TotalEnergies S.E.	2,710,527
49,866	Tourmaline Oil Corporation	2,341,216
139,057	Woodside Energy Group Ltd.	2,801,924
		41,127,110
	REAL ESTATE OWNERS & DEVELOPERS - 2.8%
2,471,935	New World Development Company Ltd.(a)	3,431,413
5,688,416	SM Prime Holdings, Inc.	2,119,968
89,498	Sumitomo Realty & Development Company Ltd.	3,030,547
814,629	Swire Properties Ltd.	2,811,446
77,175	Vonovia S.E.	2,617,509
		14,010,883
	RETAIL - CONSUMER STAPLES - 3.3%
141,372	Aeon Company Ltd.	2,015,591
41,384	Alimentation Couche-Tard, Inc.	2,511,560
179,170	BIM Birlesik Magazalar A/S	2,722,137
694,611	Cencosud S.A.	2,170,766
94,413	Jeronimo Martins SGPS S.A.	2,484,494
318,506	President Chain Store Corporation	2,263,659
190,255	SM Investments Corporation	2,325,009
		16,493,216
	SEMICONDUCTORS - 3.6%
17,257	Advantest Corporation	2,967,057
7,199	Disco Corporation	3,480,450

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	SEMICONDUCTORS - 3.6% (Continued)
50,075	Infineon Technologies A.G.	$ 2,712,716
10,177	NXP Semiconductors N.V.	2,310,281
169,474	Renesas Electronics Corporation	3,222,030
84,276	STMicroelectronics N.V.	2,830,454
		17,522,988
	SOFTWARE - 1.4%
12,265	Check Point Software Technologies Ltd.(a)	1,865,138
947	Constellation Software, Inc.	1,750,047
79,518	Dassault Systemes S.E.	1,743,775
50,937	WiseTech Global Ltd.	1,723,520
		7,082,480
	STEEL - 0.6%
50,834	voestalpine A.G.	2,916,991

	TECHNOLOGY HARDWARE - 1.0%
10,861	Garmin Ltd.	2,745,987
461,319	Wistron Corporation	1,999,534
		4,745,521
	TECHNOLOGY SERVICES - 0.8%
97,242	Edenred S.E.	2,253,155
20,757	Wolters Kluwer N.V.	1,671,062
		3,924,217
	TELECOMMUNICATIONS - 1.1%
215,518	MTN Group Ltd.	2,809,533
621,494	Singapore Telecommunications Ltd.	2,476,405
		5,285,938
	TRANSPORTATION & LOGISTICS - 4.3%
80,113	Aena SME S.A. 144A(b)	2,525,847
22,453	Canadian National Railway Company	2,519,707
9,035	DSV A/S	2,336,780
85,376	East Japan Railway Company	2,110,277
1,921,551	Eva Airways Corporation	2,327,148
10,487	Kuehne + Nagel International A.G.	2,446,530
90,681	Poste Italiane SpA 144A(b)	2,438,814

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TRANSPORTATION & LOGISTICS - 4.3% (Continued)
30,744	Ryanair Holdings plc - ADR	$ 2,074,913
236,385	Transurban Group	2,412,641
		21,192,657
	WHOLESALE - CONSUMER STAPLES - 0.5%
179,275	ITOCHU Corporation	2,605,925

	TOTAL COMMON STOCKS (Cost $384,469,266)	487,662,082

	PREFERRED STOCKS — 0.5%
	CHEMICALS — 0.5%
30,472	Sociedad Quimica y Minera de Chile S.A., Class B(a) (Cost $1,172,048)	2,328,892

	TOTAL INVESTMENTS - 99.6% (Cost $385,641,314)	$ 489,990,974
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	2,235,010
	NET ASSETS - 100.0%	$ 492,225,984

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
ASA	- Allmennaksjeselskap
A.Ş.	- Anonim Sirketi
GDR	- Global Depositary Receipt
KGaA	- Kommanditgesellschaft auf Aktien
LTD	- Limited Company
N.V.	- Naamloze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable
S.E.	- Societas Europaea
SpA	- Società per azioni
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026 the total market value of 144A securities is $4,964,661 or 1.0% of net assets.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Diversification of Assets
Country	Percentage of Net Assets
Common Stocks
Japan	9.1%
Canada	8.1%
Switzerland	7.3%
Australia	7.0%
Germany	6.5%
United Kingdom	5.4%
France	4.2%
Italy	4.1%
Netherlands	3.7%
Hong Kong	3.2%
Finland	2.9%
Denmark	2.7%
Austria	2.5%
Spain	2.5%
Korea	2.4%
Brazil	2.1%
Norway	2.1%
South Africa	2.1%
Indonesia	1.8%
Thailand	1.8%
Taiwan	1.8%
Belgium	1.8%
Poland	1.6%
Sweden	1.5%
Singapore	1.5%
Philippines	1.4%
Ireland	1.2%
Hungary	1.1%
Mexico	1.1%
Portugal	1.0%
Israel	0.9%
Chile	0.9%
Turkey	0.5%
New Zealand	0.5%
India	0.4%
Cayman Islands	0.4%
Total Common Stocks	99.1%
Preferred Stock
Chile	0.5%
Total Preferred Stock	0.5%
Other Assets In Excess Of Liabilities	0.4%
Total Net Assets	100.0%